LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

	Year Ended December 31,
	2017	2018	2019
Net loss attributable to ordinary shareholders	(248,580)	(380,091)	(499,606)
Weighted average number of ordinary shares-basic and diluted	72,000,000	99,451,210	163,671,577
Net loss per share-basic and diluted	(3.45)	(3.82)	(3.05)

Summary of share options outstanding excluded from calculation of diluted loss per share

	Year Ended December 31,
	2017	2018	2019
Series A Preferred Shares	4,200,000	—	—
Series B Preferred Shares	11,396,178	—	—
Series C Preferred Shares	31,739,234	—	—
Series D Preferred Shares	27,783,584	—	—
Share options	5,010,912	9,997,216	9,311,906